Segment Information - Schedule of Reportable Segment Gross Profit to the Group’s Loss Before Tax (Details) - Reportable Segments [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reportable Segment Gross Profit to the Group's Loss Before Tax [Line Items]
Gross (loss) / profit	$ (24,022,811)	$ 10,291,898	$ 9,351,493
Selling and marketing expenses	(19,268,175)	(8,369,739)	(11,569,386)
General and administrative expenses	(18,833,432)	(17,080,251)	(17,365,313)
Consultancy and professional fees	(1,215,572)	(1,725,675)	(2,114,707)
Government grants	1,800,478	2,325,960	4,318,726
Impairment of goodwill	(600,000)
Finance costs	(175,003)	(268,517)	(552,751)
Finance income	538,877	18,959	15,036
Other income	311,611	3,242,597	2,825,374
Share of loss of a joint venture	(8,383)	(213,805)	(283,055)
Loss on liquidation of joint venture	(354,595)
Fair value change of warrants liabilities	1,624,868	(575,224)	6,697,574
Fair value of embedded derivatives	(609,320)
Recapitalization expense			(48,521,756)
Foreign exchange loss, net	(1,009,006)	(2,656,846)	(3,129,330)
Loss before tax	$ (61,820,463)	$ (15,010,643)	$ (60,328,095)